Finance income and costs	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	2023	2022
	$	$

Interest income	26,866	5,855
Interest expense	(2,054)	(2,867)

Net interest income	24,812	2,988